Risk Management - Schedule of Risk Concentrations (Detail) - Asset classes and individual investment risks [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Debt securities and private placements rated as investment grade BBB or higher	98.00%	98.00%
Government debt securities as a per cent of total debt securities	38.00%	39.00%
Government private placements as a per cent of total private placements	11.00%	10.00%
Highest exposure to a single non-government debt security and private placement issuer	$ 1,013	$ 1,044
Largest single issuer as a per cent of the total equity portfolio	2.00%	2.00%
Income producing commercial office properties (2018 - 55% of real estate, 2017 - 64%)	$ 7,065	$ 8,836
Largest concentration of mortgages and real estate(2) - Ontario Canada (2018 - 26%, 2017 - 25%)	$ 16,092	$ 14,779